INVESTMENTS - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Equity method investments	$ 25,875	$ 27,031
Investment income (loss)	$ 709	$ 236	$ 156